CONCESSION ARRANGEMENTS RIGHTS (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated income recorded
Begining Balance	$ 3,813,095	$ 1,875,161	$ 628,470
Income from concession contracts during the period	939,534	1,145,393	597,635
Financial income during the period	209,936	180,982	216,660
Income from toll during the period	506,274	502,535	427,995
Administration, Operation and maintenance (AOM) fees during the period	68,387	37,436	4,401
Adjustment for interest during the period	46,299	71,588
Movement during the period	1,770,430	1,937,934	1,246,691
Ending Balance	5,583,525	3,813,095	1,875,161
Costs incurred in the concession
Begining Balance	2,151,514	965,930	379,855
Construction cost incurred during the period	680,381	1,145,393	547,282
Financial cost incurred during the period	47,604	40,191	38,793
Movement during the period	727,985	1,185,584	586,075
Ending Balance	2,879,499	2,151,514	965,930
Promigas SA [Member]
Accumulated income recorded
Begining Balance	1,288,299	524,299	318,699
Income from concession contracts during the period	193,185	583,018	52,507
Financial income during the period	209,936	180,982	153,093
Income from toll during the period	0	0	0
Administration, Operation and maintenance (AOM) fees during the period	0	0	0
Adjustment for interest during the period	0	0
Movement during the period	403,121	764,000	205,600
Ending Balance	1,691,420	1,288,299	524,299
Costs incurred in the concession
Begining Balance	799,466	214,050	160,772
Construction cost incurred during the period	193,185	583,018	52,507
Financial cost incurred during the period	3,308	2,398	771
Movement during the period	196,493	585,416	53,278
Ending Balance	995,959	799,466	214,050
Concesionaria Vial de los Andes SA [Member]
Accumulated income recorded
Begining Balance	1,622,858	1,004,540	229,729
Income from concession contracts during the period	217,954	334,762	480,901
Financial income during the period	0	0	63,563
Income from toll during the period	236,790	215,319	230,348
Administration, Operation and maintenance (AOM) fees during the period	0	0	0
Adjustment for interest during the period	24,439	68,237
Movement during the period	479,183	618,318	774,811
Ending Balance	2,102,041	1,622,858	1,004,540
Costs incurred in the concession
Begining Balance	1,110,561	738,006	219,083
Construction cost incurred during the period	209,055	334,762	480,901
Financial cost incurred during the period	0	37,793	38,022
Movement during the period	209,055	372,555	518,923
Ending Balance	1,319,616	1,110,561	738,006
Proyectos de infractructura SA [Member]
Accumulated income recorded
Begining Balance	502,282	211,522	0
Income from concession contracts during the period	51,939	77,466	13,874
Financial income during the period	0	0
Income from toll during the period	228,643	213,294	197,648
Administration, Operation and maintenance (AOM) fees during the period	0	0	0
Adjustment for interest during the period	0	0
Movement during the period	280,582	290,760	211,522
Ending Balance	782,864	502,282	211,522
Costs incurred in the concession
Begining Balance	91,340	13,874	0
Construction cost incurred during the period	51,939	77,466	13,874
Financial cost incurred during the period	0	0	0
Movement during the period	51,939	77,466	13,874
Ending Balance	143,279	91,340	13,874
Episol S.A.S. [Member]
Accumulated income recorded
Begining Balance	399,656	134,800	80,042
Income from concession contracts during the period	413,203	150,147	50,353
Financial income during the period	0	0	4
Income from toll during the period	40,841	73,922	0
Administration, Operation and maintenance (AOM) fees during the period	67,468	37,436	4,401
Adjustment for interest during the period	20,780	3,351
Movement during the period	542,292	264,856	54,758
Ending Balance	941,948	399,656	134,800
Costs incurred in the concession
Begining Balance	150,147	0	0
Construction cost incurred during the period	214,105	150,147	0
Financial cost incurred during the period	39,388	0	0
Movement during the period	253,493	150,147	0
Ending Balance	403,640	150,147	0
Concesionaria Nueva Via Al Mar S.A.S. [Member]
Accumulated income recorded
Begining Balance	0	0	0
Income from concession contracts during the period	104	0	0
Financial income during the period	0	0	0
Income from toll during the period	0	0	0
Administration, Operation and maintenance (AOM) fees during the period	919	0	0
Adjustment for interest during the period	1,080	0
Movement during the period	2,103	0	0
Ending Balance	2,103	0	0
Costs incurred in the concession
Begining Balance	0	0	0
Construction cost incurred during the period	104	0	0
Financial cost incurred during the period	4,908	0	0
Movement during the period	5,012	0	0
Ending Balance	5,012	0	0
Concesionaria Vial Del Pacifico S.A.S. [Member]
Accumulated income recorded
Begining Balance	0	0	0
Income from concession contracts during the period	63,149	0	0
Financial income during the period	0	0	0
Income from toll during the period	0	0	0
Administration, Operation and maintenance (AOM) fees during the period	0	0	0
Adjustment for interest during the period	0	0
Movement during the period	63,149	0	0
Ending Balance	63,149	0	0
Costs incurred in the concession
Begining Balance	0	0	0
Construction cost incurred during the period	11,993	0	0
Financial cost incurred during the period	0	0	0
Movement during the period	11,993	0	0
Ending Balance	$ 11,993	$ 0	$ 0